Equity - Cash Flow Disclosures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity Information [Line Items]
Net cash flow provided by operating activities	€ 11,763	€ 10,268	€ 13,196
Net cash flow used in investing activities	(5,327)	5,896	(7,790)
Net cash flow used in financing activities	(7,925)	(12,990)	(5,438)
Net increase (decrease) in cash and cash equivalents during the year	(1,335)	2,976	(438)
Telefónica Brazil
Entity Information [Line Items]
Net cash flow provided by operating activities	3,678	2,949	3,517
Net cash flow used in investing activities	(2,741)	(1,295)	(1,238)
Net cash flow used in financing activities	(1,674)	(1,467)	(1,817)
Net increase (decrease) in cash and cash equivalents during the year	(737)	187	462
Telefónica Germany
Entity Information [Line Items]
Net cash flow provided by operating activities	2,732	2,407	2,386
Net cash flow used in investing activities	(1,608)	(875)	(459)
Net cash flow used in financing activities	(1,339)	(1,820)	(1,342)
Net increase (decrease) in cash and cash equivalents during the year	(215)	(288)	585
Colombia Telecomunicaciones S.A. E.S.P.
Entity Information [Line Items]
Net cash flow provided by operating activities	180	344	276
Net cash flow used in investing activities	30	(153)	(189)
Net cash flow used in financing activities	(225)	(218)	(42)
Net increase (decrease) in cash and cash equivalents during the year	(15)	(27)	45
Telxius Telecom, S.A.
Entity Information [Line Items]
Net cash flow provided by operating activities	152	(627)	528
Net cash flow used in investing activities	(63)	6,874	(1,141)
Net cash flow used in financing activities	(89)	(6,164)	575
Net increase (decrease) in cash and cash equivalents during the year	€ 0	€ 83	€ (38)